                       SECURITIES AND EXCHANGE COMMISSION

                                Washington, D.C.

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

REPORT FOR CALENDAR MONTH ENDING:  June 2000

                          The France Growth Fund, Inc.
               (Name of registered closed-end investment company)
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

                                                                           Approximate Asset
                                          Number of                      Value or approximate
                                           Shares                         asset coverage per
  Date of each     Identification of      Purchased    Price per Share     share at time of      Name of Seller or
  Transaction           Security                                               purchase         of Seller's Broker
------------------------------------------------------------------------------------------------------------------
     6/1/00           Common Stock          9,000           14.375               16.85           PaineWebber, Inc.
     6/2/00           Common Stock          4,000          15.1875               17.37           PaineWebber, Inc.
     6/5/00           Common Stock          4,000          15.1719               17.40           PaineWebber, Inc.
     6/6/00           Common Stock          4,000           15.25                17.42           PaineWebber, Inc.
     6/7/00           Common Stock          4,000          15.1875               17.24           PaineWebber, Inc.
     6/9/00           Common Stock          4,000          15.3188               17.32           PaineWebber, Inc.
    6/12/00           Common Stock          4,000           15.00                17.36           PaineWebber, Inc.


REMARKS: None                           The France Growth Fund, Inc
                                        ----------------------------
                                        Name of Registrant

                               By:      /s/ Frederick J. Schmidt
                               Name:    Frederick J. Schmidt
                               Title:   Vice President and Treasurer